Christopher J. Madin Vice President, Corporate Counsel Law Department The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel: 860-534-6087 christopher.madin@prudential.com

January 20, 2026

U.S. Securities and Exchange Commission
100 F Street NE
Washington DC 20549

Re:	Initial Registration Statement on Form S-1 Pruco Life Insurance Company (Registrant) Prudential FlexGuard® Life IVUL Index Options

Members of the Commission:

Enclosed for filing on behalf of the above-referenced Registrant is an initial Registration Statement on Form S-1 for the Index Options available in the Prudential FlexGuard®Life Indexed VUL product.

Pruco Life Insurance Company (“Pruco”) is changing the registration form for the Index Options from Form S-3 to Form S-1 to facilitate Pruco’s intended reliance on Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”). Rule 12h-7 exempts insurance companies from the 1934 Act’s periodic and current reporting requirements with respect to non-variable insurance products that are registered under the Securities Act of 1933, provided that certain conditions are satisfied. While registration on Form S-1 is not an express condition of Rule 12h-7, the eligibility requirements of Form S-3 require Registrant to file 1934 reports, making reliance on Rule 12h-7 and registration on Form S-3 generally incompatible.

Pruco initially registered the Index Options on Form S-3 in order to realize the benefits associated with that registration form (e.g., shorter-form prospectus and financials forward incorporated by reference). In light of certain business decisions, Pruco has decided that suspending 1934 Act reporting (by relying on Rule 12h-7) outweighs the benefits associated with Form S-3. Accordingly, Pruco is taking the necessary step of registering the Index Options on Form S-1.

We note that there have been no changes to the way that the Index Options operate. The changes to the prospectus have solely been made to conform to the disclosure requirements of Form S-1.

To meet Pruco’s internal product launch deadline we would appreciate Staff comments within sixty (60) calendar days of this initial filing. After receiving and addressing Staff comments, we will file a Pre-Effective Amendment to the Registration Statement that will include, among other things, financial statements of the Depositor and Registrant, applicable opinions and consents, powers of attorney, and any other exhibits required by Form S-1.

Please contact me if you have any questions regarding this filing. I can be reached at (860) 534-6087 (office) or (860) 459-2006 (cell).

/s/ Christopher J. Madin	January 20, 2026

Christopher J. Madin Vice President and Corporate Counsel Pruco Life Insurance Company	Date

Via EDGAR